Schedule of Nonvested Share Activity (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2012
Share Based Compensation Arrangement By Share Based Payment Award Unvested Options Outstanding Number	1,345,832
Share Based Compensation Arrangement By Share Based Payment Award Unvested Options Outstanding Weighted Average Grant Date Fair Value	$ 0.31
Share Based Compensation Arrangement By Share Based Payment Award Options Grants In Period Net of Forfeitures			2,353,125
Share-based Compensation, Options Subject to Vesting, Grants in Period, Weighted Average Grant Date Fair Value	0.42
Share Based Compensation Arrangement By Share Based Payment Award Vested Options Outstanding Number	(1,098,957)
Share Based Compensation Arrangement By Share Based Payment Award Vested Options Weighted Average Grant Date Fair Value	(0.35)
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures in Period	0	(200,000)
Share Based Compensation Arrangement By Share Based Payment Award Unvested Options Outstanding Number	2,600,000	1,345,832
Share Based Compensation Arrangement By Share Based Payment Award Unvested Options Weighted Average Grant Date Fair Value	$ 0.39